As filed with the Securities and Exchange Commission on December 7, 2023

Securities Act File No. 333-183489

Investment Company Act File No. 811-22739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.

☐

Post-Effective Amendment No. 112

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐

Amendment No. 118

☒

INDEXIQ ACTIVE ETF TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue
New York, NY 10010

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

It is proposed that this filing will become effective (check appropriate box):

☐       Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒       On January 5, 2024, pursuant to paragraph (b) of Rule 485.

☐       60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐       On (date) pursuant to paragraph (a) of Rule 485.

☐       75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐       On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying until January 5, 2024, the effectiveness of the registration statement for IQ Candriam Climate Solutions ETF (the “Fund”) filed in Post-Effective Amendment No. 95 on December 21, 2022, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 97, filed on March 2, 2023, Post-Effective Amendment No. 99, filed on March 30, 2023, Post-Effective Amendment No. 103, filed on April 27, 2023, Post-Effective Amendment No. 104, filed on May 25, 2023, Post-Effective Amendment No. 105, filed on June 22, 2023, Post-Effective Amendment No. 106, filed on July 20, 2023, Post-Effective Amendment No. 107, filed on August 17, 2023, Post-Effective Amendment No. 109, filed on September 14, 2023, Post-Effective Amendment No. 110, filed on October 12, 2023 and Post-Effective Amendment No. 111, filed on November 9, 2023.

This Post-Effective Amendment No. 112 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 95. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on December 7, 2023.

IndexIQ Active ETF Trust

By:

/s/ Kirk C. Lehneis

Kirk C. Lehneis

President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

Lofton Holder*	Trustee	December 7, 2023
Lofton Holder

Michael A. Pignataro*	Trustee	December 7, 2023
Michael A. Pignataro

Paul D. Schaeffer*	Trustee	December 7, 2023
Paul D. Schaeffer

Michelle A. Kinch*	Trustee	December 7, 2023
Michelle A. Kinch

/s/ Kirk C. Lehneis	Trustee, President and Principal	December 7, 2023
Kirk C. Lehneis	Executive Officer

/s/ Adefolahan Oyefeso	Treasurer, Principal Financial	December 7, 2023
Adefolahan Oyefeso	Officer, and Principal Accounting
Officer

/s/ Matthew V. Curtin		December 7, 2023
Matthew V. Curtin, Attorney-in-fact*

* Pursuant to Powers of Attorney dated March 30, 2023 and August 1, 2023, previously filed as an exhibit and incorporated by reference herein.